UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/01

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Treasurer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		2/12/02

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 14
Form 13F Information Table Value Total: 181,307,706
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							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer	Title of Class	CUSIP	       (x$1000)        PRN AMT  PRN	 CALL DSCRETN MANAGERS	SOLE	  SHARED  NONE
-------------------------- ---------------	-----	        -------        -------- ---- ---- ------- ---------	----	  ------  ----
Beverly Enterprises Inc.COM NEW	087851309	533 	62,000 		x				 62,000
Edison International	COM	281020107	5,285 	350,000 	x				 350,000
Inamed Corp		COM	453235103	165,308 5,524,992 	x				 5,524,992
Kindred Healthcare	COM	494580103	126,247 2,475,427 	x				 2,475,427
Kindred HealthcarWT A EX 042006	494580111	9,725 	720,398 	x				 720,398
Kindred HealthcarWT A EX 042006	494580129	16,817 	1,800,996 	x				 1,800,996
LTC Properties		COM	502175102	6,449 	1,015,600 	x				 1,015,600
La Quinta Properties IncCOM	50419Q409	9,741 	1,700,000 	x				 1,700,000
McDermott International COM	580037109	6,150 	500,000 	x				 500,000
Mesabi Trust UBICTF BEN INT	590672101	1,781 	583,800 	x				 583,800
Mirant Corp		COM	604675108	12,808 	800,000 	x				 800,000
Montana Power Co.	COM	612085100	12,650 	2,200,000 	x				 2,200,000
NTL Inc.		COM	629407107	2,820 	3,000,000 	x				 3,000,000
National Health InvestorCOM	63633D104	8,471 	568,500 	x				 568,500
Nextel Communication IncCL A	65332V103	10,950 	1,000,000 	x				 1,000,000
PG&E Corp		COM	69331C108	48,652 	2,530,000 	x				 2,530,000
Providian Financial CorpCOM	74406A102	1 	200 		x				 200







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